GOODWILL	12 Months Ended
Dec. 31, 2025
GOODWILL.
GOODWILL

NOTE 11 — GOODWILL

The changes in goodwill are as follows:

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2023	21,745,547	(10,111,083)	11,634,464
(+/-) Foreign exchange effect	(1,377,739)	568,423	(809,316)
Balance as of December 31, 2023	20,367,808	(9,542,660)	10,825,148
Acquisition of company	116,396	—	116,396
(+/-) Foreign exchange effect	5,348,256	(2,436,686)	2,911,570
Balance as of December 31, 2024	25,832,460	(11,979,346)	13,853,114
Acquisition of company (Note 3.4)	11,024	—	11,024
(+/-) Foreign exchange effect	(2,963,431)	1,468,155	(1,495,276)
Impairment of assets	—	(373,135)	(373,135)
Balance as of December 31, 2025	22,880,053	(10,884,326)	11,995,727

The amounts of goodwill by segment are as follows:

	2025	2024	2023
Brazil	—	373,135	373,135
North America	11,995,727	13,479,979	10,452,013
	11,995,727	13,853,114	10,825,148